Nuveen Select Maturities Municipal Fund
Portfolio of Investments December 31, 2023
(Unaudited)
NIM
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 96.8%
X –
MUNICIPAL BONDS - 92 .3 % X 115,632,881
Alabama - 1.2%
$ 145 Alabama Public School and College Authority, Capital Improvement Pool
Revenue Bonds, Refunding Series 2020A, 5.000%, 11/01/27
No Opt. Call $ 159,082
80 Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax
Bonds, Series 2018A, 4.000%, 7/01/37
7/28 at 100.00 81,716
200 Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds,
Series 2023C, 5.500%, 10/01/54, (Mandatory Put 6/01/32)
3/32 at 100.12 221,105
345 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2021A, 4.000%, 6/01/51, (Mandatory Put 12/01/31)
9/31 at 100.53 347,658
100 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2022 Sub D-1, 4.000%, 7/01/52, (Mandatory Put 6/01/27)
3/27 at 100.17 100,582
125 Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project
2 Revenue Bonds, Series 2020A, 4.000%, 12/01/50, (Mandatory Put
12/01/25)
9/25 at 100.58 125,484
65 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%, 4/15/27
4/25 at 100.00 64,743
135 Selma Industrial Development Board, Alabama, Gulf Opportunity Zone
Revenue Bonds, International Paper Company Project, Refunding Series
2020A, 1.375%, 5/01/34, (Mandatory Put 6/16/25)
No Opt. Call 129,532
Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A
:
105 4.500%, 5/01/32, 144A 5/29 at 100.00 100,113
150 5.250%, 5/01/44, 144A 5/29 at 100.00 138,696
Total Alabama 1,468,711
Alaska - 0.5%
420 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2020A-II, 2.000%, 12/01/35
6/29 at 100.00 340,420
100 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2022A-II, 2.350%, 12/01/39
12/30 at 100.00 82,406
150 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, Series
2022B-1, 2.150%, 6/01/36
12/30 at 100.00 126,186
110 Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Series 2021B-2 Class 2, 0.000%, 6/01/66
6/31 at 30.73 14,532
Total Alaska 563,544
Arizona - 1.3%
145 (c) Arizona State, Certificates of Participation, Refunding Series 2019A,
5.000%, 10/01/27, (ETM)
No Opt. Call 158,642
175 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
5.000%, 6/01/49, (AMT), (Mandatory Put 6/03/24)
6/24 at 100.00 175,347
250 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-2,
5.000%, 9/01/52, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 260,090
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007
:
235 5.000%, 12/01/32 No Opt. Call 256,717

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

NIM
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona (continued)
$ 730 5.000%, 12/01/37 No Opt. Call $ 814,099
Total Arizona 1,664,895
Arkansas - 0.3%
100 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 100,158
265 Arkansas Development Finance Authority, Revenue Bonds, Baptist
Memorial Health Care, Refunding Series 2020B-2, 5.000%, 9/01/44,
(Mandatory Put 9/01/27)
3/27 at 100.00 281,611
Total Arkansas 381,769
California - 8.0%
100 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay
Area Toll Bridge, Term Rate Series 2018A, 2.625%, 4/01/45, (Mandatory
Put 4/01/26)
10/25 at 100.00 97,957
100 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023C, 5.250%, 1/01/54, (Mandatory Put
10/01/31)
10/30 at 100.65 105,842
100 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023F, 5.500%, 10/01/54, (Mandatory Put
11/01/30)
8/30 at 100.12 110,993
200 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 5.000%, 6/01/30
No Opt. Call 220,883
390 California Health Facilities Financing Authority, Revenue Bonds, El Camino
Hospital, Series 2017, 3.750%, 2/01/32
2/27 at 100.00 399,370
55 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Term Rate Series 2019C, 5.000%,
10/01/39, (Mandatory Put 10/01/25)
10/25 at 100.00 56,465
97 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-3, 3.250%, 8/20/36
No Opt. Call 91,105
275 California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/31,
144A
7/26 at 100.00 277,370
1,040 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 3.250%, 12/31/32 - AGM Insured, (AMT)
6/28 at 100.00 1,009,918
150 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series 2015A-2,
3.625%, 7/01/27, (AMT)
7/25 at 100.00 148,568
290 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%,
7/01/25, (AMT)
No Opt. Call 289,979
205 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management, Inc. Project, Refunding Series
2015B-1, 3.000%, 11/01/25, (AMT)
No Opt. Call 203,625
150 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/29
12/24 at 100.00 152,203
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A
:
710 5.000%, 12/01/27, 144A No Opt. Call 738,949
30 5.000%, 12/01/33, 144A 6/28 at 100.00 31,076

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 175 California Statewide Communities Development Authority, Revenue
Bonds, Kaiser Permanente, Series 2009C-3, 5.000%, 4/01/45, (Mandatory
Put 11/01/29)
No Opt. Call $ 197,441
270 California Statewide Community Development Authority, Revenue Bonds,
Kaiser Permanente System, Variable Rate Demand Obligation Series
2003D, 5.000%, 5/01/33, (Mandatory Put 11/01/29)
No Opt. Call 304,623
100 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Senior Lien Series 2021A-
1, 3.000%, 7/01/43, 144A
7/32 at 100.00 75,171
200 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-1, 2.650%,
12/01/46, 144A
12/31 at 100.00 151,721
870 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 102,781
70 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 73,396
100 Lake Elsinore Public Financing Authority, California, Local Agency
Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C,
5.000%, 9/01/32
9/24 at 100.00 101,219
55 Lake Elsinore Redevelopment Agency, California, Special Tax Bonds,
Community Facilities District 90-2, Series 2007A, 4.500%, 10/01/24 - AGM
Insured
1/24 at 100.00 55,046
1,070 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A,
5.875%, 8/01/28
2/28 at 100.00 1,224,728
2,000 Palomar Pomerado Health, California, General Obligation Bonds, Series
2009A, 0.000%, 8/01/25 - AGC Insured
No Opt. Call 1,903,944
2,000 San Diego Community College District, California, General Obligation
Bonds, Refunding Series 2011, 0.000%, 8/01/37
No Opt. Call 1,284,748
415 (c) San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A,
5.000%, 1/15/29, (Pre-refunded 1/15/25)
1/25 at 100.00 424,928
215 Washington Township Health Care District, California, Revenue Bonds,
Refunding Series 2015A, 5.000%, 7/01/25
No Opt. Call 218,745
Total California 10,052,794
Colorado - 3.4%
750 Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior
Series 2017, 4.000%, 6/30/30, (AMT)
12/27 at 100.00 755,795
300 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/36
8/29 at 100.00 323,656
600 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory Put
8/01/26)
2/26 at 100.00 620,571
300 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center, Series 2016, 3.125%, 9/01/42
9/26 at 100.00 246,801
100 Colorado Housing and Finance Authority, Single Family Mortgage Bonds,
Class I Series 2021H, 2.000%, 5/01/42
5/30 at 100.00 74,521
70 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022D, 5.750%, 11/15/34, (AMT)
11/32 at 100.00 84,746

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

NIM
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 100 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2023B, 5.000%, 11/15/27, (AMT)
No Opt. Call $ 106,798
100 Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A,
5.250%, 12/01/39, 144A
1/24 at 103.00 101,177
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2000B
:
355 0.000%, 9/01/29 - NPFG Insured No Opt. Call 299,895
380 0.000%, 9/01/33 - NPFG Insured No Opt. Call 278,334
500 Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34, 144A
9/27 at 103.00 508,916
Regional Transportation District, Colorado, Private Activity Bonds, Denver
Transit Partners Eagle P3 Project, Series 2020A
:
100 5.000%, 1/15/31 No Opt. Call 109,830
100 4.000%, 7/15/40 No Opt. Call 100,025
100 Southlands Metropolitan District 1, Colorado, Limited Tax General
Obligation Bonds, Series 2017A-1, 3.500%, 12/01/27
No Opt. Call 95,930
500 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.250%, 12/01/32
12/29 at 103.00 491,939
Total Colorado 4,198,934
Connecticut - 1.3%
320 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2020A, 4.000%, 7/01/36
1/30 at 100.00 326,197
50 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Series 2021L-1, 4.000%, 7/01/28
No Opt. Call 51,527
175 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2016A-2, 2.000%, 7/01/42, (Mandatory Put 7/01/26)
No Opt. Call 170,351
160 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49, (Mandatory
Put 7/01/24)
1/24 at 100.00 158,252
80 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020E-3, 1.850%, 5/15/38
5/30 at 100.00 59,007
450 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2022C-1, 4.250%, 11/15/37
11/31 at 100.00 470,865
335 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2023B, 4.200%, 11/15/38
5/32 at 100.00 347,505
Total Connecticut 1,583,704
Delaware - 0.2%
210 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%, 10/01/45,
(Mandatory Put 10/01/25)
10/25 at 100.00 196,692
Total Delaware 196,692
District of Columbia - 1.3%
120 District of Columbia Student Dormitory Revenue Bonds, Provident Group
- Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/30
1/24 at 100.00 120,000
300 District of Columbia, Income Tax Secured Revenue Bonds, Refunding
Series 2023C, 5.000%, 10/01/32
No Opt. Call 363,624

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
District of Columbia (continued)
$ 515 Metropolitan Washington Airports Authority, D.C, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital Improvement Projects,
Refunding Second Senior Lien Series 2022A, 4.000%, 10/01/52 - AGM
Insured
10/31 at 100.00 $ 499,498
250 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2015A, 5.000%, 10/01/34, (AMT)
10/24 at 100.00 250,526
330 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2023A, 5.000%, 10/01/34, (AMT)
10/32 at 100.00 377,172
Total District of Columbia 1,610,820
Florida - 3.1%
175 Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding
Various Areas Series 2017, 3.000%, 9/01/28 - AGM Insured
No Opt. Call 176,780
380 (c) Citizens Property Insurance Corporation, Florida, Coastal Account
Senior Secured Bonds, Series 2015A-1, 5.000%, 6/01/25, (Pre-refunded
12/01/24)
12/24 at 100.00 385,902
300 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 302,249
350 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Series 2019A-2,
6.250%, 1/01/49, (AMT), (Mandatory Put 12/18/24), 144A
2/24 at 100.00 349,969
Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A
:
665 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 1/24 at 101.00 645,101
575 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 1/24 at 101.00 563,578
250 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
1/24 at 103.50 248,931
375 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2023C, 8.000%, 7/01/57, (AMT),
(Mandatory Put 4/01/24), 144A
1/24 at 103.00 382,796
45 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2018-2, 3.750%, 7/01/33
1/28 at 100.00 45,204
100 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-2, 2.050%, 7/01/41
7/30 at 100.00 72,656
300 Fort Lauderdale, Florida, Water and Sewer Revenue Bonds, Refunding
Series 2014, 4.000%, 9/01/34
9/24 at 100.00 301,457
15 JEA, Florida, Electric System Revenue Bonds, Subordinated Series Three
2020A, 5.000%, 10/01/27
No Opt. Call 16,265
90 (c) Palm Beach County Health Facilities Authority, Florida, Hospital Revenue
Bonds, BRCH Corporation Obligated Group, Refunding Series 2014,
5.000%, 12/01/31, (Pre-refunded 12/01/24)
12/24 at 100.00 91,520
100 Pompano Beach, Florida, Revenue Bonds, John Knox Village of Florida
Incorporated Project, Series 2021B-1, 2.000%, 1/01/29
No Opt. Call 88,022
260 Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center Project, Series 2020A, 0.000%, 9/01/34
9/30 at 86.77 175,955
Total Florida 3,846,385
Georgia - 1.8%
250 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2020A, 2.600%, 12/01/32
6/29 at 100.00 233,282

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

NIM
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Georgia (continued)
$ 240 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2023A, 4.150%, 12/01/38
6/32 at 100.00 $ 248,586
1,000 Georgia State, General Obligation Bonds, Series 2021A, 5.000%, 7/01/27 No Opt. Call 1,089,853
265 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019B, 4.000%, 8/01/49, (Mandatory Put 12/02/24)
9/24 at 100.43 265,612
100 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2021A, 4.000%, 7/01/52, (Mandatory Put 9/01/27)
6/27 at 100.65 100,621
200 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 192,523
150 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023E-1, 5.000%, 12/01/53, (Mandatory Put 6/01/31)
3/31 at 100.08 161,529
Total Georgia 2,292,006
Hawaii - 1.1%
200 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.250%, 7/01/27, 144A
1/24 at 100.00 200,114
1,000 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Series
2017A, 3.100%, 5/01/26, (AMT)
No Opt. Call 754,012
20 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Queens Health Systems, Series 2015A, 5.000%, 7/01/29
7/25 at 100.00 20,550
490 Hawaiin Electric Company Inc. and Its Subsidiaries, Special Purpose
Revenue Bonds, Deparment of Budget and Finance of the State of Hawaii,
Series 2015, 3.250%, 1/01/25, (AMT)
No Opt. Call 404,834
Total Hawaii 1,379,510
Idaho - 0.5%
475 Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch
Corporation Project, Refunding Series 2016, 2.750%, 10/01/24
No Opt. Call 468,248
170 Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2021, 3.750%, 9/01/51, 144A
12/26 at 103.00 134,112
Total Idaho 602,360
Illinois - 10.2%
Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series
2016
:
10 2.350%, 3/01/24 - BAM Insured No Opt. Call 9,978
25 2.700%, 3/01/26 - BAM Insured 3/25 at 100.00 24,883
25 2.900%, 3/01/28 - BAM Insured 3/25 at 100.00 25,005
65 3.050%, 3/01/30 - BAM Insured 3/25 at 100.00 65,027
Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series
2016
:
15 2.350%, 3/01/24 - BAM Insured No Opt. Call 14,967
25 2.700%, 3/01/26 - BAM Insured 3/25 at 100.00 24,883
35 2.900%, 3/01/28 - BAM Insured 3/25 at 100.00 35,007
40 3.050%, 3/01/30 - BAM Insured 3/25 at 100.00 40,016
1,215 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 1,263,171
750 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30, 144A
12/27 at 100.00 830,487
290 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017C, 5.000%, 12/01/30
12/27 at 100.00 297,191

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 200 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31
12/27 at 100.00 $ 204,861
300 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018C, 5.000%, 12/01/24
No Opt. Call 302,200
310 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2015A, 5.000%, 1/01/33
1/25 at 100.00 312,692
100 Chicago, Illinois, General Obligation Bonds, Chicago Works Series 2023A,
5.500%, 1/01/39
1/32 at 100.00 109,916
Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C
:
225 5.000%, 1/01/24 No Opt. Call 225,000
190 5.000%, 1/01/25 No Opt. Call 192,541
180 5.000%, 1/01/26 No Opt. Call 185,473
100 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A, 4.000%,
11/15/41
11/30 at 100.00 100,606
590 Huntley, Illinois, Special Tax Bonds, Special Service Area 10, Refunding
Series 2017, 3.300%, 3/01/28 - BAM Insured
3/26 at 100.00 594,055
180 Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Refunding Series 2008A-2, 4.000%, 11/01/30
No Opt. Call 184,204
250 Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Series 2008A-1, 4.000%, 11/01/30
No Opt. Call 255,850
1,850 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 4.000%, 2/15/24
No Opt. Call 1,852,134
560 (c) Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series
2014A, 4.625%, 9/01/39, (Pre-refunded 9/01/24)
9/24 at 100.00 565,723
260 Illinois Finance Authority, Revenue Bonds, University of Chicago, Series
2021B, 5.000%, 8/15/53, (Mandatory Put 8/15/31)
No Opt. Call 291,878
280 Illinois Housing Development Authority, Revenue Bonds, Green Series
2021B, 2.150%, 10/01/41
4/30 at 100.00 207,187
Illinois State, General Obligation Bonds, February Series 2014
:
320 5.000%, 2/01/24 No Opt. Call 320,374
400 5.000%, 2/01/25 2/24 at 100.00 400,391
325 5.000%, 2/01/26 2/24 at 100.00 325,338
100 Illinois State, General Obligation Bonds, November Series 2017D, 5.000%,
11/01/28
11/27 at 100.00 107,384
400 Illinois State, General Obligation Bonds, Refunding September Series
2018B, 5.000%, 10/01/32
10/28 at 100.00 430,844
610 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Lien Series 2016A, 5.000%, 12/01/31
1/26 at 100.00 635,764
605 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2014C, 5.000%, 1/01/36
1/25 at 100.00 618,659
North Barrington, Lake County, Illinois, Special Tax Bonds, Special Service
Area 19, Refunding Series 2019
:
365 4.000%, 2/01/28 - BAM Insured No Opt. Call 385,731
200 4.000%, 2/01/29 - BAM Insured 2/28 at 100.00 211,139
395 4.000%, 2/01/30 - BAM Insured 2/28 at 100.00 416,415
290 (c) Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement
Revenue Bonds, Series 2017, 5.000%, 6/01/25, (ETM)
No Opt. Call 298,532
Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series
2015
:
255 5.000%, 3/01/33 3/25 at 100.00 259,493

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

NIM
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 160 5.000%, 3/01/34 - AGM Insured 3/25 at 100.00 $ 162,774
Total Illinois 12,787,773
Indiana - 1.9%
170 Indiana Finance Authority, Educational Facilities Revenue Bonds, Earlham
College, Refunding Series 2013A, 5.000%, 10/01/32
1/24 at 100.00 170,077
100 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series 2020A,
0.950%, 12/01/38, (AMT), (Mandatory Put 4/01/26)
No Opt. Call 92,381
590 Indiana Finance Authority, Environmental Revenue Bonds, Duke Energy
Indiana, Inc. Project, Refunding Series 2009A-1, 4.500%, 5/01/35, (AMT),
(Mandatory Put 6/01/32)
6/27 at 100.00 603,751
80 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2014A, 5.000%, 10/01/24
No Opt. Call 81,224
30 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.050%, 7/01/41
7/30 at 100.00 21,797
350 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Social PAC Series 2021B, 2.125%, 7/01/41
7/30 at 100.00 258,357
155 Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding
First Lien Series 2014A, 5.000%, 10/01/31
10/24 at 100.00 157,352
200 Terre Haute Sanitary District, Indiana, Revenue Bonds, Bond Anticipation
Notes Series 2023, 5.250%, 9/28/28
7/24 at 100.00 200,830
250 Vanderburgh County,Indiana, Redevelopment District Tax Increment
Revenue bonds, Refunding Series 2014, 5.000%, 2/01/29
8/24 at 100.00 252,883
500 Whiting, Indiana, Environmental Facilities Refunding Revenue Bonds, BP
Products North America Inc. Project, Refunidng Series 2019A, 5.000%,
12/01/44, (AMT), (Mandatory Put 6/05/26)
No Opt. Call 508,874
Total Indiana 2,347,526
Iowa - 0.2%
200 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, 4.000%,
12/01/50, (Mandatory Put 12/01/32)
12/29 at 103.00 202,994
100 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021B, 2.200%, 7/01/41
7/30 at 100.00 79,287
Total Iowa 282,281
Kansas - 0.1%
100 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Village East Project Areas 2B 3 and 5, Series
2022, 5.750%, 9/01/39, 144A
3/29 at 103.00 98,774
Total Kansas 98,774
Kentucky - 1.5%
30 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital
Corporation d/b/a King's Daughters Medical Center Project, Refunding
Series 2019, 4.000%, 2/01/36
2/30 at 100.00 30,219
225 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Series 2008A, 2.000%, 2/01/32, (AMT)
6/31 at 100.00 189,351
290 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC Project,
Series 2022B, 3.700%, 1/01/32, (AMT)
No Opt. Call 278,523
550 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/31
6/27 at 100.00 569,816

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Kentucky (continued)
$ 275 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018A, 4.000%, 4/01/48, (Mandatory Put 4/01/24)
3/24 at 100.07 $ 275,698
100 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2020A, 4.000%, 12/01/50, (Mandatory Put 6/01/26)
3/26 at 100.63 99,483
500 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville
Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44, (AMT),
(Mandatory Put 9/01/27)
No Opt. Call 442,195
25 Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-
Warren County Community Hospital Corporation, Refunding Series
2021A, 5.000%, 4/01/29
No Opt. Call 27,871
Total Kentucky 1,913,156
Louisiana - 3.0%
200 Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue
Bonds, Lake Charles Memorial Hospital, Refunding Series 2019, 5.000%,
12/01/39
12/29 at 100.00 183,556
30 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2021D, 2.350%, 12/01/41
6/30 at 100.00 24,434
485 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2022A, 3.850%, 12/01/37
6/31 at 100.00 487,288
535 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Entergy Lousiana, LLC
Project, Refunding Series 2021B, 2.500%, 4/01/36
4/26 at 100.00 447,094
1,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westlake Chemical Corporation
Projects, Refunding Series 2017, 3.500%, 11/01/32
11/27 at 100.00 950,189
195 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/30
5/27 at 100.00 205,924
310 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Refunding Series 2016, 5.000%, 5/15/29
5/26 at 100.00 322,352
415 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015, 5.000%, 5/15/24
No Opt. Call 417,457
155 New Orleans, Louisiana, General Obligation Bonds, Refunding Series
2015, 5.000%, 12/01/25
No Opt. Call 161,302
155 (c) New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015,
5.000%, 6/01/32, (Pre-refunded 6/01/25)
6/25 at 100.00 159,887
105 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30), 144A
No Opt. Call 115,303
100 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call 94,630
165 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien
Series 2019B, 4.000%, 12/01/33 - AGM Insured
12/28 at 100.00 168,092
Total Louisiana 3,737,508
Maine - 0.3%
65 Maine Health and Higher Educational Facilities Authority, Revenue Bonds,
MaineHealth Issue, Series 2020A, 4.000%, 7/01/40
7/30 at 100.00 65,730
105 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2021A, 2.050%, 11/15/41
5/30 at 100.00 75,174
100 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2022A, 2.400%, 11/15/41
11/30 at 100.00 74,894

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

NIM
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Maine (continued)
$ 55 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2020D, 2.550%, 11/15/40
5/29 at 100.00 $ 45,891
140 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021C, 2.150%, 11/15/41
11/30 at 100.00 103,455
Total Maine 365,144
Maryland - 0.9%
335 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/30
9/27 at 100.00 341,922
245 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2019C, 2.700%, 9/01/34
3/29 at 100.00 223,063
230 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021A, 1.950%, 9/01/41
3/30 at 100.00 159,558
175 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021B, 2.100%, 9/01/41
3/30 at 100.00 128,251
400 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021C, 2.450%, 9/01/41
9/30 at 100.00 319,666
Total Maryland 1,172,460
Massachusetts - 0.7%
200 Massachusetts Development Finance Agency Revenue Bonds, Lawrence
General Hospital Issue, Series 2014A, 5.000%, 7/01/27
7/24 at 100.00 194,457
100 Massachusetts Development Finance Agency Revenue Refunding Bonds,
NewBridge on the Charles, Inc. Issue, Series 2017, 4.000%, 10/01/32,
144A
1/24 at 104.00 93,995
120 (c) Massachusetts Development Finance Agency, Revenue Bonds, Atrius
Health Issue, Series 2019A, 5.000%, 6/01/39, (Pre-refunded 6/01/29)
6/29 at 100.00 135,801
80 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2, 5.000%, 7/01/33
7/28 at 100.00 86,517
100 Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2020G, 5.000%, 7/15/36, 144A
7/30 at 100.00 95,974
50 Massachusetts Development Finance Agency, Revenue Bonds, Southcoast
Health System Obligated Group Issue, Series 2021G, 5.000%, 7/01/35
7/31 at 100.00 55,077
115 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Series 2019-214, 2.800%, 12/01/39
6/29 at 100.00 99,670
70 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2020-220, 2.125%, 12/01/40
6/30 at 100.00 52,532
65 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-221, 2.200%, 12/01/41
6/30 at 100.00 48,437
65 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-223, 2.350%, 6/01/39
12/30 at 100.00 52,239
Total Massachusetts 914,699
Michigan - 2.1%
180 Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds,
Series 2001B, 5.500%, 7/01/29 - NPFG Insured
No Opt. Call 190,370
150 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Sewage Disposal System
Local Project, Second Lien Series 2015C, 5.000%, 7/01/34
7/25 at 100.00 152,809

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Michigan (continued)
$ 500 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2022B-MI, 5.000%, 12/01/43, (Mandatory
Put 12/01/28)
6/28 at 100.00 $ 543,212
50 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2018A, 3.800%, 10/01/38
10/27 at 100.00 50,019
270 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2021A, 2.250%, 10/01/41
10/30 at 100.00 200,181
320 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2019B, 2.700%, 12/01/34
12/28 at 100.00 295,956
360 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2020C, 2.600%, 12/01/40
6/30 at 100.00 303,082
125 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2021A, 2.150%, 12/01/41
12/30 at 100.00 92,327
25 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Graphic
Packaging International, LLC Coated Recycled Board Machine Project,
Green Series 2021, 4.000%, 10/01/61, (AMT), (Mandatory Put 10/01/26)
No Opt. Call 24,679
705 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Refunding Series 2015F, 5.000%,
12/01/33, (AMT)
12/25 at 100.00 716,625
Total Michigan 2,569,260
Minnesota - 0.8%
67 Minnesota Housing Finance Agency, Homeownership Finance Bonds,
Mortgage-Backed Securities Program, Series 2017E, 2.850%, 6/01/47
7/26 at 100.00 60,627
165 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2013C, 3.900%, 7/01/43
1/24 at 100.00 162,574
105 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020E, 2.500%, 7/01/40
7/29 at 100.00 87,036
70 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020I, 2.000%, 7/01/40
1/30 at 100.00 51,465
100 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021D, 2.200%, 7/01/41
7/30 at 100.00 74,851
115 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021H, 2.350%, 7/01/41
1/31 at 100.00 88,745
325 Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds,
Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/27)
9/27 at 100.37 327,151
175 White Bear Lake Independent School District 624, Ramsey County,
Minnesota, General Obligation Bonds, Facilities Maintenance Series
2021A, 2.000%, 2/01/28
2/27 at 100.00 166,411
Total Minnesota 1,018,860
Mississippi - 0.2%
130 Mississippi Business Finance Corporation, Pollution Control Revenue,
Mississippi Power, Series 2002, 3.200%, 9/01/28
3/24 at 100.00 130,019
100 Mississippi Business Finance Corporation, Revenue Bonds, System Energy
Resources, Inc. Project, Refunding Series 2021, 2.375%, 6/01/44
6/26 at 100.00 62,569
30 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2021A, 2.000%, 12/01/40
6/30 at 100.00 21,941
Total Mississippi 214,529

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

NIM
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Missouri - 0.5%
$ 100 Branson Industrial Development Authority, Missouri, Tax Increment
Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding
Series 2017A, 4.000%, 11/01/26
11/25 at 100.00 $ 97,757
60 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2021B,
2.000%, 11/01/41
5/30 at 100.00 42,950
500 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2023B,
4.100%, 11/01/38
11/32 at 100.00 515,715
Total Missouri 656,422
Montana - 0.5%
260 Billings, Montana, Tax Increment Urban Renewal Revenue Bonds,
Expanded North 27th Street, Series 2013A, 5.000%, 7/01/33
1/24 at 100.00 260,113
325 Forsyth, Montana Pollution Control Revenue Bonds, Portland General
Electric Company Project, Refunding Series 1998A, 2.125%, 5/01/33
3/30 at 102.00 287,680
25 Montana Board of Housing, Single Family Mortgage Bonds, Series 2021B,
2.000%, 12/01/41
12/30 at 100.00 17,878
Total Montana 565,671
National - 0.0%
67 Freddie Mac Multi-Family ML Certificates, Series ML 08, Series 2021,
1.877%, 7/25/37
No Opt. Call 52,063
Total National 52,063
Nebraska - 1.0%
190 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds,
Refunding Series 2023A-1, 5.000%, 5/01/54, (Mandatory Put 11/01/29)
8/29 at 100.13 201,510
75 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2019D, 2.600%, 9/01/34
3/29 at 100.00 64,364
515 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2020A, 2.300%, 9/01/32
3/29 at 100.00 466,265
230 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021C, 2.300%, 9/01/41
9/30 at 100.00 185,811
100 Sarpy County School District 037 Gretna Public Schools, Nebraska,
General Obligation Bonds, Series 2022B, 5.000%, 12/15/27
12/25 at 100.00 104,087
100 Sarpy County, Nebraska, Limited Tax Highway Allocation Fund Pledge
Bonds, Series 2021, 2.000%, 6/01/27
6/26 at 100.00 96,047
140 Saunders County School District 1, Ashland-Greenwood, Nebraska,
General Obligation Bonds, Series 2021, 2.000%, 12/15/50
12/30 at 100.00 83,380
Total Nebraska 1,201,464
Nevada - 0.4%
200 (c) Clark County, Nevada, General Obligation Bonds, Flood Control Series
2014, 4.000%, 11/01/33, (Pre-refunded 11/01/24)
11/24 at 100.00 201,671
100 Director of Nevada State Department of Business and Industry, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 3.700%,
1/01/50, (AMT), (Mandatory Put 1/31/24)
1/24 at 100.00 99,895
65 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Refunding Series 2017B, 4.000%, 7/01/34
7/27 at 100.00 66,943
100 Nevada Housing Division, Single Family Housing Mortgage Revenue
Bonds, Refunding Series 2021A, 2.200%, 10/01/41
10/30 at 100.00 74,023

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Nevada (continued)
$ 50 Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District
1 Legends at Sparks Marina, Refunding Senior Series 2019A, 2.750%,
6/15/28, 144A
No Opt. Call $ 47,553
Total Nevada 490,085
New Hampshire - 1.0%
245 National Finance Authority, New Hampshire, Municipal Certificates Series
2020-1 Class A, 4.125%, 1/20/34
No Opt. Call 242,128
397 National Finance Authority, New Hampshire, Municipal Certificates Series
2022-1 Class A, 4.375%, 9/20/36
No Opt. Call 401,596
148 National Finance Authority, New Hampshire, Municipal Certificates Series
2022-2 Class A, 4.000%, 10/20/36
No Opt. Call 145,100
295 National Finance Authority, New Hampshire, Pollution Control Revenue
Bonds, New York State Electric & Gas Corporation Project, Refunding
Series 2022A, 4.000%, 12/01/28, (AMT)
No Opt. Call 300,358
125 (c) New Hampshire Business Finance Authority, Water Facility Revenue
Bonds, Pennichuck Water Works Inc. Project , Series 2015A., 4.250%,
1/01/36, (Pre-refunded 1/01/26), (AMT)
1/26 at 100.00 127,412
Total New Hampshire 1,216,594
New Jersey - 4.3%
535 (c) Camden County Improvement Authority, New Jersey, Health Care
Redevelopment Revenue Bonds, Cooper Health System Obligated Group
Issue, Refunding Series 2014A, 5.000%, 2/15/30, (Pre-refunded 2/15/24)
2/24 at 100.00 536,000
70 (c) Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A,
5.000%, 12/01/24, (AMT), (ETM)
No Opt. Call 70,382
220 New Jersey Economic Development Authority, Private Activity Bonds,
The Goethals Bridge Replacement Project, Series 2013, 5.000%, 1/01/28,
(AMT)
1/24 at 100.00 220,097
1,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/27
6/25 at 100.00 1,027,468
200 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29, (AMT)
1/24 at 100.50 200,405
250 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2019A, 2.200%, 10/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 224,229
145 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Lien Series 2017-1A, 3.750%, 12/01/31, (AMT)
12/26 at 100.00 143,904
New Jersey State, General Obligation Bonds, Covid-19 Emergency Series
2020A
:
500 4.000%, 6/01/30 No Opt. Call 541,132
150 4.000%, 6/01/31 No Opt. Call 163,738
215 4.000%, 6/01/32 No Opt. Call 236,678
1,280 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/33
No Opt. Call 920,353
175 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 3.750%, 6/15/33
12/28 at 100.00 177,017
Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
:
210 5.000%, 6/01/28 No Opt. Call 225,902
685 5.000%, 6/01/29 6/28 at 100.00 736,556
Total New Jersey 5,423,861

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

NIM
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Mexico - 0.1%
$ 90 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019D, 2.800%, 7/01/34
1/29 at 100.00 $ 79,790
100 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 2.100%, 7/01/41
7/30 at 100.00 73,430
Total New Mexico 153,220
New York - 5.0%
205 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015,
5.000%, 7/01/24
No Opt. Call 203,282
120 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020B-1, 5.000%, 6/01/40, 144A
12/30 at 100.00 110,755
200 Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017, 5.000%,
12/01/28, 144A
6/27 at 100.00 198,595
750 Genesee County Funding Corporation, New York, Revenue Bonds,
Rochester Regional Health Project, Series 2022A, 5.000%, 12/01/36
12/32 at 100.00 810,323
170 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2000A, 0.000%, 6/01/24 - AGM Insured
No Opt. Call 167,794
60 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Anns Community Project, Series 2019, 5.000%, 1/01/40
1/26 at 103.00 52,705
60 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Series 2019A-3A,
1.125%, 5/01/60, (Mandatory Put 11/01/24)
1/24 at 100.00 58,648
New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project,
Refunding Series 2021A
:
20 4.000%, 1/01/32 - AGM Insured 1/31 at 100.00 21,188
135 3.000%, 1/01/33 - AGM Insured 1/31 at 100.00 130,220
125 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Series 2024B, 5.000%, 5/01/38
11/33 at 100.00 148,001
275 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Series 2024D-1, 5.000%, 11/01/27
No Opt. Call 301,178
350 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
A-1, 5.000%, 8/01/29
No Opt. Call 398,772
100 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Green Bond Series 2018I, 3.625%,
11/01/33
11/27 at 100.00 100,930
255 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Series 2019P, 2.600%,
11/01/34
5/28 at 100.00 228,745
240 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2019C, 3.500%, 11/01/34
5/28 at 100.00 236,682
330 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Sustainability Series 2023C-2, 3.800%, 11/01/62, (Mandatory Put
5/01/29)
8/25 at 100.00 331,243
120 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 223, 2.650%, 10/01/34
10/28 at 100.00 110,443
100 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 225, 2.300%, 10/01/40
10/29 at 100.00 76,320
75 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 233, 2.200%, 4/01/36
4/30 at 100.00 64,278

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 245 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 239, 2.450%, 10/01/41
10/30 at 100.00 $ 195,664
245 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 242, 2.950%, 10/01/37
4/31 at 100.00 217,883
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A
:
135 4.000%, 7/01/32, (AMT) 7/24 at 100.00 135,081
230 4.000%, 7/01/33, (AMT) 7/24 at 100.00 230,092
175 5.000%, 7/01/34, (AMT) 7/24 at 100.00 175,609
625 5.000%, 7/01/41, (AMT) 7/24 at 100.00 625,668
70 4.000%, 7/01/46 - AGM Insured, (AMT) 7/24 at 100.00 67,551
115 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/26,
(AMT)
1/24 at 100.00 115,017
500 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2022, 5.000%, 12/01/29, (AMT)
No Opt. Call 545,484
140 Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv, Series
2021B-EFRB, 3.600%, 7/01/29
No Opt. Call 134,294
115 Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv, Series
2021C-EFRB, 3.200%, 7/01/28, 144A
No Opt. Call 111,510
Total New York 6,303,955
North Carolina - 1.9%
85 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2020-43, 2.800%, 1/01/40
1/29 at 100.00 72,842
725 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, Social Series 2023-50, 3.950%, 7/01/38
1/32 at 100.00 727,219
1,340 North Carolina Municipal Power Agency 1, Catawba Electric Revenue
Bonds, Series 2015C, 5.000%, 1/01/29
1/26 at 100.00 1,395,504
250 North Carolina Turnpike Authority, Monroe Expressway Toll  Revenue
Bonds, Capital Appreciation Series 2017C, 0.000%, 7/01/27
7/26 at 96.08 218,516
Total North Carolina 2,414,081
North Dakota - 1.1%
270 Horace, Cass County, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021, 3.000%, 5/01/46
5/27 at 100.00 199,935
55 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2019C, 3.200%, 7/01/39
7/28 at 100.00 50,233
55 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2020A, 2.700%, 7/01/35
7/29 at 100.00 50,417
95 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2020B, 2.350%, 7/01/40
1/30 at 100.00 73,000
100 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2021A, 2.250%, 7/01/41
7/30 at 100.00 75,624
675 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2022F, 3.950%, 7/01/37
1/32 at 100.00 684,940

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

NIM
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
North Dakota (continued)
Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
:
$ 200 5.000%, 6/01/28 No Opt. Call $ 196,748
100 5.000%, 6/01/43 6/28 at 100.00 88,834
Total North Dakota 1,419,731
Ohio - 5.9%
Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1
:
155 5.000%, 6/01/27 No Opt. Call 163,484
75 5.000%, 6/01/29 No Opt. Call 81,415
230 5.000%, 6/01/31 6/30 at 100.00 252,287
100 5.000%, 6/01/32 6/30 at 100.00 109,593
250 5.000%, 6/01/34 6/30 at 100.00 273,404
365 5.000%, 6/01/35 6/30 at 100.00 397,691
100 4.000%, 6/01/48 6/30 at 100.00 92,496
295 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 277,652
480 Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical
Center Project, Series 2013, 5.000%, 6/15/43
1/24 at 100.00 436,626
20 Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering
Health Network Obligated Group Project, Refunding & Improvement
Series 2021, 3.000%, 8/01/40
2/31 at 100.00 16,703
335 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2005A, 2.100%,
1/01/29, (AMT), (Mandatory Put 10/01/24)
No Opt. Call 327,069
225 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2007A, 2.500%,
8/01/40, (AMT), (Mandatory Put 10/01/29)
No Opt. Call 200,508
350 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2007B, 2.500%,
11/01/42, (AMT), (Mandatory Put 10/01/29)
No Opt. Call 312,065
100 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014B, 2.600%,
6/01/41, (AMT), (Mandatory Put 10/01/29)
10/24 at 100.00 89,660
100 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014D, 1.900%,
5/01/26, (Mandatory Put 10/01/24)
No Opt. Call 97,524
400 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dayton
Power & Light Company Project, Refunding Collateralized Series 2015A,
4.250%, 11/01/40, (AMT), (Mandatory Put 6/01/27)
No Opt. Call 403,715
200 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dueke
Energy Corporation Project, Refunding Series 2022A, 4.250%, 11/01/39,
(AMT), (Mandatory Put 6/01/27)
No Opt. Call 204,098
45 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt
Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, (AMT), 144A
No Opt. Call 44,617
50 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series 2020,
5.000%, 1/15/36
1/30 at 100.00 51,387
100 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2019B, 3.000%, 9/01/39
9/28 at 100.00 87,712

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
$ 100 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2020A, 2.750%, 9/01/40
3/29 at 100.00 $ 83,927
25 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2020B, 2.250%, 9/01/40
9/29 at 100.00 19,101
2,515 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission Infrastructure Projects, Junior Lien, Capital Appreciation
Series 2013A-3, 5.700%, 2/15/34
2/31 at 100.00 3,038,863
90 Toledo-Lucas County Port Authority, Ohio, Development Revenue Bonds,
Northwest Ohio Bond Fund, HB Magruder Memorial Hospital Project,
Series 2021F, 2.250%, 11/15/36
5/28 at 100.00 75,812
70 Tuscarawas County Economic Development and Finance Alliance, Ohio,
Higher Education Facilities Revenue Bonds, Ashland University, Refunding
& Improvement Series 2015, 5.375%, 3/01/27
3/25 at 100.00 69,964
200 Washington County, Ohio, Hospital Facilities Revenue Bonds, Memorial
Health System Obligated Group, Series 2022, 6.375%, 12/01/37
12/32 at 100.00 211,499
Total Ohio 7,418,872
Oklahoma - 2.2%
75 Bryan County School Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Durant Public Schools Project, Refunding Series
2020, 4.000%, 12/01/28
No Opt. Call 79,481
115 Bryan County School Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Durant Public Schools Project, Series 2020,
2.750%, 9/01/31
9/30 at 100.00 111,596
800 Caddo County Governmental Building Authority, Oklahoma, Sales Tax
Revenue Bonds, Refunding Series 2018, 3.625%, 9/01/33
9/28 at 100.00 776,823
100 Cleveland County Public Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Moore Norman Technology Center
Project, Series 2021, 4.000%, 5/01/35
5/31 at 100.00 107,122
250 Comanche County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Elgin Public Schools Project,
Series 2017A, 5.000%, 12/01/31
12/27 at 100.00 273,567
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B
:
230 5.000%, 8/15/28 No Opt. Call 231,422
105 5.500%, 8/15/52 8/28 at 100.00 105,479
95 5.500%, 8/15/57 8/28 at 100.00 95,245
100 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/37
8/32 at 100.00 102,714
45 Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Homeownership Loan Program, Series 2020A, 2.650%, 9/01/35
3/29 at 100.00 40,329
495 Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Homeownership Loan Program, Series 2022A, 3.800%, 9/01/37
3/31 at 100.00 499,419
110 Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease
Revenue Bonds, Broken Arrow Public Schools Project, Series 2021A,
4.000%, 9/01/31
No Opt. Call 117,124
160 Weatherford Industrial Trust Educational, Oklahoma, Facilities Lease
Revenue Bonds, Weatherford Public Schools Project, Series 2019, 5.000%,
3/01/31
3/29 at 100.00 176,051
Total Oklahoma 2,716,372

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

NIM
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oregon - 1.2%
$ 1,325 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Deferred Interest Series 2017B,
0.000%, 6/15/31
6/27 at 85.82 $ 1,016,993
335 Oregon Health and Science University, Revenue Bonds, Green Series
2021B-2, 5.000%, 7/01/46, (Mandatory Put 2/01/32)
11/31 at 100.00 382,520
95 Oregon Housing and Community Services Department, Single Family
Mortgage Program Revenue Bonds, Series 2021A, 2.250%, 7/01/41
7/30 at 100.00 71,843
Total Oregon 1,471,356
Pennsylvania - 4.2%
100 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Carnegie Mellon University, Series 2020A, 5.000%,
2/01/30
No Opt. Call 114,653
100 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/28, 144A
No Opt. Call 102,850
Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017
:
115 5.000%, 11/01/29 11/27 at 100.00 61,273
145 4.000%, 11/01/32 11/27 at 100.00 76,494
125 3.750%, 11/01/42 11/27 at 100.00 65,329
330 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-3, 5.000%, 2/01/40, (Mandatory Put 2/01/30)
8/29 at 101.50 175,593
235 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018, 4.000%, 6/01/39 - AGM
Insured
6/28 at 100.00 236,813
375 Lehigh County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, Pennsylvania Power and Light Company, Series
2016A, 3.000%, 9/01/29
No Opt. Call 371,287
225 Luzerne County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding Series
2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 208,466
500 Pennsylvania Economic Development Financing Authority, Parking System
Revenue Bonds, Capitol Region Parking System, Junior Guaranteed Series
2013B, 5.500%, 1/01/27
1/24 at 100.00 500,500
250 Pennsylvania Economic Development Financing Authority, Parking System
Revenue Bonds, Capitol Region Parking System, Junior Insured Series
2013C, 5.500%, 1/01/26 - AGM Insured
1/24 at 100.00 250,262
230 Pennsylvania Economic Development Financing Authority, Private Activity
Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series
2015, 5.000%, 12/31/25, (AMT)
No Opt. Call 235,063
150 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
LaSalle University, Series 2012, 5.000%, 5/01/42
1/24 at 100.00 112,711
245 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-125A, 3.400%, 10/01/32, (AMT)
4/27 at 100.00 235,278
25 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-128A, 3.650%, 10/01/32, (AMT)
10/27 at 100.00 24,376
170 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-129, 2.950%, 10/01/34
10/28 at 100.00 166,628
150 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-132A, 2.300%, 10/01/35
10/29 at 100.00 126,040
200 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-133, 2.350%, 10/01/40
10/29 at 100.00 156,484

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 200 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-1394A, 4.000%, 10/01/37
4/32 at 100.00 $ 200,586
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Second Series 2016B-2
:
440 5.000%, 6/01/29 6/26 at 100.00 462,220
860 5.000%, 6/01/35 6/26 at 100.00 891,647
400 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Third Series 2017, 5.000%, 12/01/32
12/27 at 100.00 430,122
75 Scranton, Lackawanna County, Pennsylvania, General Obligation Notes,
Series 2016, 5.000%, 11/15/26
5/24 at 100.00 75,046
30 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 3.375%,
6/01/26
No Opt. Call 28,643
Total Pennsylvania 5,308,364
Puerto Rico - 2.7%
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
:
250 5.000%, 7/01/30, 144A No Opt. Call 254,297
260 5.000%, 7/01/35, 144A 7/30 at 100.00 262,871
49 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call 49,411
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
578 0.000%, 7/01/27 No Opt. Call 503,812
165 0.000%, 7/01/29 7/28 at 98.64 132,155
594 0.000%, 7/01/31 7/28 at 91.88 435,476
351 0.000%, 7/01/33 7/28 at 86.06 234,227
207 4.500%, 7/01/34 7/25 at 100.00 207,980
100 5.000%, 7/01/58 7/28 at 100.00 100,599
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2
:
179 4.329%, 7/01/40 7/28 at 100.00 178,143
71 4.329%, 7/01/40 7/28 at 100.00 70,660
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
150 5.375%, 7/01/25 No Opt. Call 153,379
175 5.625%, 7/01/27 No Opt. Call 185,241
100 5.625%, 7/01/29 No Opt. Call 108,612
119 5.750%, 7/01/31 No Opt. Call 132,615
199 0.000%, 7/01/33 7/31 at 89.94 124,332
177 4.000%, 7/01/33 7/31 at 103.00 173,708
55 4.000%, 7/01/35 7/31 at 103.00 53,321
Total Puerto Rico 3,360,839
Rhode Island - 0.4%
100 Rhode Island Health and Educational Building Corporation, Hospital
Financing Revenue Bonds, Care New England Issue, Refunding Series
2016B, 5.000%, 9/01/36
9/26 at 100.00 98,227
180 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2021 Series 75A, 2.250%, 10/01/41
4/30 at 100.00 135,770
205 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2022 Series 76A, 2.350%, 10/01/36
4/31 at 100.00 171,446

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

NIM
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Rhode Island (continued)
$ 50 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A, 2.550%,
10/01/40
10/29 at 100.00 $ 41,786
100 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2015B, 4.500%, 6/01/45
6/25 at 100.00 100,064
Total Rhode Island 547,293
South Carolina - 0.9%
170 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2021A, 2.050%, 7/01/41
7/30 at 100.00 123,515
1,000 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2023A, 4.750%, 7/01/43
7/32 at 100.00 1,036,269
Total South Carolina 1,159,784
South Dakota - 0.2%
75 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021A, 2.100%, 11/01/41
5/30 at 100.00 54,860
105 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021B, 2.050%, 11/01/41
5/30 at 100.00 74,826
110 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2022B, 2.300%, 11/01/37
11/30 at 100.00 94,571
Total South Dakota 224,257
Tennessee - 0.8%
125 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A,
4.000%, 12/01/51, (Mandatory Put 9/01/28)
6/28 at 100.68 125,388
165 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2022A,
5.500%, 10/01/53, (Mandatory Put 12/01/30)
9/30 at 100.10 176,219
65 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-3, 2.300%, 7/01/41
1/31 at 100.00 48,842
100 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2022-2, 4.050%, 7/01/37
7/31 at 100.00 102,106
375 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Social Series 2023-3A, 5.200%, 7/01/43
7/32 at 100.00 406,096
100 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Tender Option Bond Trust Series 2023-XL0448, 4.150%, 7/01/38
7/32 at 100.00 103,475
Total Tennessee 962,126
Texas - 5.6%
Austin Convention Enterprises Inc., Texas, Convention Center Hotel
Revenue Bonds, Refunding First Tier Series 2017A
:
40 5.000%, 1/01/28 1/27 at 100.00 41,210
55 5.000%, 1/01/30 1/27 at 100.00 56,720
1,000 (c) Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A, 5.000%, 1/01/31, (Pre-refunded 7/01/25)
7/25 at 100.00 1,031,388
25 City of Houston, Texas, Convention & Entertainment Facilities Department
Hotel Occupancy Tax and Special Revenue Bonds, Refunding Series 2019,
5.000%, 9/01/34
9/28 at 100.00 27,231
50 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42
1/24 at 100.00 50,004
110 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2022B, 5.000%, 6/01/50, (Mandatory Put 12/01/28)
12/27 at 101.49 119,367

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 385 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding
Senior Lien Series 2014A, 5.000%, 11/15/26 - AGM Insured
11/24 at 100.00 $ 391,062
705 Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle
Registration Fee Revenue Bonds, Senior Lien Series 2022A, 0.000%,
12/01/42
12/31 at 68.27 253,147
465 Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2023A, 5.000%, 7/01/32 - AGM Insured, (AMT)
No Opt. Call 525,161
50 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29,
(AMT)
7/24 at 100.00 50,012
430 Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds Series 2015, 5.000%, 11/01/28, (AMT)
11/25 at 100.00 438,648
McCamey County Hospital District, Texas, General Obligation Bonds,
Series 2013
:
50 5.000%, 12/01/25 No Opt. Call 50,207
100 5.250%, 12/01/28 12/25 at 100.00 101,441
100 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT),
144A
1/24 at 103.00 98,809
North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C
:
245 (c) 7.000%, 9/01/43, (Pre-refunded 9/01/31) 9/31 at 100.00 312,095
500 (c) 6.750%, 9/01/45, (Pre-refunded 9/01/31) 9/31 at 100.00 640,260
110 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier Series 2023A, 5.000%, 1/01/27
No Opt. Call 117,958
Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021A
:
100 2.750%, 1/01/36, (AMT), 144A 1/24 at 103.00 72,838
300 2.875%, 1/01/41, (AMT), 144A 1/24 at 103.00 198,519
100 3.000%, 1/01/50, (AMT), 144A 1/24 at 103.00 59,031
100 Round Rock, Texas, Combined Tax and Revenue Certificates of Obligation,
Series 2021C, 2.000%, 8/15/46
8/30 at 100.00 66,208
100 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.050%, 9/01/41
3/30 at 100.00 71,050
300 Texas Municipal Gas Acquisition and Supply Corporation IV, Gas Supply
Revenue Bonds, Series 2023A, 5.500%, 1/01/54, (Mandatory Put 1/01/30)
7/29 at 100.00 323,620
150 Texas Municipal Gas Acquisition and Supply Corporation IV, Gas Supply
Revenue Bonds, Series 2023B, 5.500%, 1/01/54, (Mandatory Put 1/01/34)
7/33 at 100.00 166,823
515 Texas Private Activity Bond Surface Transporation Corporation, Revenue
Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes
Project, Refunding Senior Lien Series 2019A, 4.000%, 12/31/38
12/29 at 100.00 517,440
150 Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes
Project, Refunding  Series 2020A, 4.000%, 6/30/35
12/30 at 100.00 154,048
500 Texas State, General Obligation Bonds, College Student Loan Series
2023A, 5.000%, 8/01/36, (AMT)
8/33 at 100.00 569,204
500 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/34
8/24 at 100.00 501,193
Total Texas 7,004,694

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

NIM
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utah - 0.2%
$ 250 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A, 5.250%, 7/01/36, (AMT)
7/33 at 100.00 $ 288,744
Total Utah 288,744
Virginia - 1.0%
Virginia Small Business Financing Authority, Revenue Bonds, 95 Express
Lanes LLC Project, Refunding Senior Lien Series 2022
:
250 5.000%, 7/01/36, (AMT) 1/32 at 100.00 270,831
150 5.000%, 1/01/38, (AMT) 1/32 at 100.00 159,117
115 5.000%, 12/31/38, (AMT) 12/32 at 100.00 125,517
445 5.000%, 12/31/39, (AMT) 12/32 at 100.00 482,620
150 Wise County Industrial Development Authority, Virginia, Solid Waste and
Sewage Disposal Revenue Bonds, Virginia Electric and Power Company,
Series 2009A, 0.750%, 10/01/40, (Mandatory Put 9/02/25)
No Opt. Call 139,700
105 Wise County Industrial Development Authority, Virginia, Solid Waste and
Sewage Disposal Revenue Bonds, Virginia Electric and Power Company,
Series 2010A, 1.200%, 11/01/40, (Mandatory Put 5/31/24)
No Opt. Call 103,375
Total Virginia 1,281,160
Washington - 1.4%
150 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2017C, 5.000%, 5/01/31, (AMT)
5/27 at 100.00 157,603
400 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2018A, 5.000%, 5/01/31, (AMT)
5/27 at 100.00 420,276
100 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-1N, 2.200%, 6/01/41
6/30 at 100.00 79,343
332 Washington State Housing Finance Commission, Social Municipal
Certificates Multifamily Revenue Bonds, Series 2021-1 Class A, 3.500%,
12/20/35
No Opt. Call 316,619
200 Washington State, General Obligation Bonds, Various Purpose Refunding
Series R-2022C, 4.000%, 7/01/27
No Opt. Call 210,467
595 Whidbey Island Public Hospital District, Island County, Washington,
General Obligation Bonds, Whidbey General Hospital, Series 2013,
5.500%, 12/01/33
1/24 at 100.00 571,264
Total Washington 1,755,572
West Virginia - 0.5%
100 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A, 4.500%,
6/01/27, 144A
No Opt. Call 100,873
190 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos Project,
Series 2010, 0.625%, 12/01/38, (Mandatory Put 12/15/25)
No Opt. Call 174,402
80 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/25
9/24 at 100.00 80,420
265 West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System Obligated Group, Improvement Series 2017A,
3.375%, 6/01/29
6/27 at 100.00 266,699
Total West Virginia 622,394

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin - 3.2%
$ 600 Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 6.500%,
12/01/37, 144A
12/27 at 100.00 $ 552,181
345 Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds,
Duke Energy Progress Project, Refunding Series 2022A-2, 3.700%,
10/01/46, (Mandatory Put 10/01/30)
No Opt. Call 352,805
350 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-2, 2.875%,
5/01/27
5/26 at 100.00 332,383
Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C
:
65 4.050%, 11/01/30 5/26 at 100.00 62,296
175 4.300%, 11/01/30 5/26 at 100.00 170,244
40 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021, 4.000%, 10/01/41
10/28 at 102.00 32,160
80 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Gundersen Health System, Refunding Series 2021A, 4.000%,
10/15/34
10/31 at 100.00 84,748
200 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2020B-2, 5.000%,
2/15/51, (Mandatory Put 2/15/27)
8/26 at 100.00 207,261
1,555 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ThedaCare Inc, Series 2015, 5.000%, 12/15/26
12/24 at 100.00 1,581,631
565 Wisconsin Housing and Ecconomic Development Authority, Home
Ownership Revenue Bonds, Series 2020A, 2.700%, 9/01/35
9/29 at 100.00 493,973
100 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2021C, 2.500%, 11/01/41
5/31 at 100.00 78,223
100 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2023E, 3.875%, 11/01/54, (Mandatory Put 5/01/27)
11/25 at 100.00 100,497
Total Wisconsin 4,048,402
Wyoming - 0.2%
235 Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin
Electric Power Cooperative, Dry Fork Station Facilities, Series 2019A,
3.625%, 7/15/39
5/29 at 100.00 216,702
25 Wyoming Community Development Authority, Housing Revenue Bonds,
2020 Series 1, 2.625%, 12/01/35
6/29 at 100.00 22,520
60 Wyoming Community Development Authority, Housing Revenue Bonds,
2023 Series 1, 4.200%, 12/01/38
6/32 at 100.00 62,189
Total Wyoming 301,411
Total Municipal Bonds
(cost $116,743,469) 115,632,881
Shares Description (a) Value
X –
COMMON STOCKS - 4 .2 % X 5,275,055
Utilities - 4.2%
65,897 (d),(e) Energy Harbor Corp $ 5,275,055
Total Utilities 5,275,055
Total Common Stocks
(cost $1,755,741) 5,275,055

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

NIM
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 0.3% X 433,469
$ 199 Federal Home Loan Mortgage Corporation, Notes, 2023
23-ML15
4.140% 1/25/40 $ 179,904
196 Federal Home Loan Mortgage Corporation, Notes, 2022
M068
3.150% 10/15/36 170,433
107 Freddie Mac Multi-Family ML Certificates, Series ML 10,
Series 2021, 2021 ML10
2.032% 1/25/38 83,132
Total Asset-Backed and Mortgage-Backed Securities
(cost $497,054) 433,469
Total Long-Term Investments
(cost $118,996,264) 121,341,405
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS - 2.1%
X –
MUNICIPAL BONDS - 2 .1 % X 2,600,000
National - 0.9%
$ 1,100 (f) Invesco Value Municipal Income Trust Variable Rate Munifund Term
Preferred Shares Series 2015/6 IIM. JP MORGAN CHASE PUTTERS /
DRIVERS TR VAR STS CTFS 5028. Ticker Symbol - VGM., 4.850%, 3/20/24,
(AMT), (Mandatory Put 12/29/2023), 144A
No Opt. Call $ 1,100,000
Total National 1,100,000
Ohio - 0.8%
1,000 (f) Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Variable Rate Demand Series 2016A, 3.750%, 12/01/36,
(Mandatory Put 1/5/2024)
12/23 at 100.00 1,000,000
Total Ohio 1,000,000
Virginia - 0.4%
500 (f) Fairfax County Economic Development Authority, Virginia, Revenue
Bonds, Smithsonian Institution, Series 2003A, 3.700%, 12/01/33,
(Mandatory Put 1/5/2024)
12/23 at 100.00 500,000
Total Virginia 500,000
Total Municipal Bonds
(cost $2,600,000) 2,600,000
Total Short-Term Investments
(cost $2,600,000) 2,600,000
Total Investments (cost $ 121,596,264 ) - 98 .9% 123,941,405
Other Assets & Liabilities, Net -  1.1% 1,343,064
Net Assets Applicable to Common Shares - 100% $ 125,284,469

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 115,632,881 $ – $ 115,632,881
Common Stocks – 5,275,055 – 5,275,055
Asset-Backed and Mortgage-Backed
Securities – 433,469 – 433,469
Short-Term Investments:
Municipal Bonds – 2,600,000 – 2,600,000
Total
$ – $ 123,941,405 $ – $ 123,941,405
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlement during February 2020 for Beaver County
Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series
2008A, 2.700%, 4/01/35; Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation
Corporation Project, Series 2009A, 5.700%, 8/01/20; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,
FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23; Ohio Air Quality Development Authority, Ohio,
Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23; Ohio Air Quality Development
Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 0.000%,
7/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2006B, 3.625%, 12/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear
Generating Corporation Project, Series 2005B, 4.000%, 1/01/34; Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20; Ohio Water Development Authority, Pollution
Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33; Ohio Water
Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B,
3.625%, 10/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2010A, 3.750%, 7/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33; and Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March
6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy Harbor Corp., pursuant to which Energy
Harbor will merge with and into a newly-formed subsidiary of Vistra.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(e) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(f) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity